Installment Loans (Contractual Maturities of Installment Loans Except Purchased Loans) (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥)
Debt Disclosure [Abstract]
2024	¥ 522,101
2025	429,107
2026	411,787
2027	270,538
2028	224,434
Thereafter	2,007,380
Total	¥ 3,865,347